LIABILITY FOR ROYALTIES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
LIABILITY FOR ROYALTIES PAYABLE
Schedule of reconciliation of changes in liability for royalties payable
?	December 31,	December 31,
?	2022	2021
At January 1	1,368	1,596
Principal Payments	(429)	(488)
Amounts recognized as an offset from research and development expenses	(210)	(340)
Revaluation of the liability	378	600
As of December 31	1,107	1,368